Details of expenses and products by function - General and administrative expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€)	Oct. 01, 2019 EUR (€) item
Attribution of expenses by nature to their function line items
Personnel expenses	€ (7,499)	€ (4,349)	€ (5,061)
Increase in personal expenses due to stock-based compensation	1,000
Decrease in personnel expenses due to restructuring and decrease of staff		€ 200
Number of staff decreased | employee		2
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	3,730	€ 787
Non-current government grants	€ 380
Percentage of Budget Expenses Incurred	53
Proceeds from government grants, classified as financing activities	€ 202
"COVA" Program
Attribution of expenses by nature to their function line items
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	2,125	367
General and administrative expenses
Attribution of expenses by nature to their function line items
Personnel expenses	(3,107)	(1,796)	(1,998)
Purchases and external expenses	(3,991)	(2,188)	(2,393)
Other	(52)	(37)	(2,203)
Operating expense	€ (7,150)	(4,021)	€ (6,593)
Financial penalty imposed				€ 100
Number of drug candidates | item				2
Late-filing penalty		€ 10